UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 December 31, 2009
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   3924 Premier North Drive
	   Tampa, FL 33618


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  01/12/2010
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      162
                                        --------------

Form 13F Information Table Value Total:   85,205.14
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Goldman Sachs Group Inc			CB	38141GAZ7	265.11	250,000	    SH		SOLE	N/A	 250,000
Senate Acceptance Corp			CB	816998AB4	250.00	250,000	    SH		SOLE	N/A	 250,000
Cathay Bk Los Angel Calif		CD	149159FH3	200.00	200,000	    SH		SOLE	N/A	 200,000
Center Bk Los Angeles Ca		CD	15140SBK2	201.12	200,000	    SH		SOLE	N/A	 200,000
Adobe Sys Inc				CS	00724F101	583.48	15,864	    SH		SOLE	N/A	 15,864
Alcatel Lucent Spon Adr			CS	013904305	 59.20	17,830	    SH		SOLE	N/A	 17,830
Alcon Inc Com Shs			CS	H01301102	334.29	2,034	    SH		SOLE	N/A	 2,034
Amazon.Com Inc				CS	023135106     1,219.29	9,064	    SH		SOLE	N/A	 9,064
Amphenol Corp Cl A			CS	032095101	223.93	4,849	    SH		SOLE	N/A	 4,849
Apple Inc				CS	037833100     2,314.05	10,981	    SH		SOLE	N/A	 10,981
Arcelor Mittal Cl A N Y Regist		CS	03937E101	628.93	13,747	    SH		SOLE	N/A	 13,747
Astrazeneca Plc- Spons Adr		CS	046353108	245.73	5,235	    SH		SOLE	N/A	 5,235
AT&T Inc Com				CS	00206R102	280.63	10,012	    SH		SOLE	N/A	 10,012
Baidu Com Inc Spon Adr Restg		CS	056752108     1,295.79	3,151	    SH		SOLE	N/A	 3,151
Banco Bilbao Vizcaya Argentaria		CS	05946K101	221.55	12,281	    SH		SOLE	N/A	 12,281
Bancolombia S A Spons Adr		CS	05968L102	527.87	11,599	    SH		SOLE	N/A	 11,599
Baxter Intl Inc				CS	071813109	304.49	5,189	    SH		SOLE	N/A	 5,189
Bg Group Plc Ads Rep 5			CS	055434203	261.64	2,888	    SH		SOLE	N/A	 2,888
Blackrock Inc				CS	09247X101	259.83	1,119	    SH		SOLE	N/A	 1,119
Bp Plc Spon Adr R			CS	055622104	529.73	9,138	    SH		SOLE	N/A	 9,138
Buckeye Partners L Punit Ltd P		CS	118230101	454.66	8,350	    SH		SOLE	N/A	 8,350
Bucyrus Intl Inc Newcl A		CS	118759109	670.46	11,894	    SH		SOLE	N/A	 11,894
C H Robinson Worldwide			CS	12541W209	218.95	3,728	    SH		SOLE	N/A	 3,728
Cardiovascular Sys Inc Del Co		CS	141619106	132.62	28,894	    SH		SOLE	N/A	 28,894
Cerner Corp				CS	156782104	842.78	10,223	    SH		SOLE	N/A	 10,223
Chevron Corp New			CS	166764100	571.88	7,428	    SH		SOLE	N/A	 7,428
Cigna Corp				CS	125509109	868.84	24,634	    SH		SOLE	N/A	 24,634
Cisco Sys Inc				CS	17275R102	432.79	18,078	    SH		SOLE	N/A	 18,078
Coach Inc				CS	189754104	890.78	24,385	    SH		SOLE	N/A	 24,385
Cognizant Tech Solutions		CS	192446102     1,406.86	31,036	    SH		SOLE	N/A	 31,036
Companhia Siderurgic			CS	20440W105	704.60	22,067	    SH		SOLE	N/A	 22,067
Companhia De Bebidasspons Adr		CS	20441W203	521.32	5,157	    SH		SOLE	N/A	 5,157
Continental Res Inc Okla Com		CS	212015101	599.04	13,967	    SH		SOLE	N/A	 13,967
Copart Inc				CS	217204106	219.87	6,004	    SH		SOLE	N/A	 6,004
Corning Inc				CS	219350105	644.76	33,390	    SH		SOLE	N/A	 33,390
Credicorp Ltd				CS	G2519Y108	552.46	7,173	    SH		SOLE	N/A	 7,173
Ctrip Com Intl Ltd American D		CS	22943F100	860.95	11,981	    SH		SOLE	N/A	 11,981
Dais Analytic Corp Com			CS	23302X104	 12.00	40,000	    SH		SOLE	N/A	 40,000
Deutsche Telekom A Gspon Adr		CS	251566105	157.00	10,680	    SH		SOLE	N/A	 10,680
Exelon Corp				CS	30161N101	219.38	4,489	    SH		SOLE	N/A	 4,489
Expedia Inc Del Com			CS	30212P105	280.59	10,905	    SH		SOLE	N/A	 10,905
Expeditors Intl Wash Inc		CS	302130109	226.91	6,526	    SH		SOLE	N/A	 6,526
Express Scripts Inc Com Former		CS	302182100	343.95	3,980	    SH		SOLE	N/A	 3,980
Exxon Mobil Corp			CS	30231G102	915.38	13,424	    SH		SOLE	N/A	 13,424
F5 Networks Inc				CS	315616102	294.78	5,565	    SH		SOLE	N/A	 5,565
Factset Research Sys Inc		CS	303075105	242.34	3,679	    SH		SOLE	N/A	 3,679
Flir Sys Inc				CS	302445101	237.03	7,242	    SH		SOLE	N/A	 7,242
Flowserve Corp				CS	34354P105	258.16	2,731	    SH		SOLE	N/A	 2,731
Fluor Corp New				CS	343412102	255.20	5,666	    SH		SOLE	N/A	 5,666
Fmc Technologies Inc			CS	30249U101	833.07	14,403	    SH		SOLE	N/A	 14,403
Freeport Mcmoran Copper & G		CS	35671D857	541.80	6,748	    SH		SOLE	N/A	 6,748
Garmin Ltd Reg Shs Isin #kyg3		CS	G37260109	272.03	8,861	    SH		SOLE	N/A	 8,861
Geovax Labs Inc Com			CS	373678101	  1.80	10,000	    SH		SOLE	N/A	 10,000
Gilead Sciences Inc			CS	375558103	222.49	5,142	    SH		SOLE	N/A	 5,142
Google Inc Cl A				CS	38259P508     1,416.03	2,284	    SH		SOLE	N/A	 2,284
Guess? Inc				CS	401617105	336.12	7,946	    SH		SOLE	N/A	 7,946
Halliburton Co Holding Co		CS	406216101	602.88	20,036	    SH		SOLE	N/A	 20,036
Hansen Natural Corp			CS	411310105	233.55	6,082	    SH		SOLE	N/A	 6,082
Hewlett-Packard Co De			CS	428236103	348.62	6,768	    SH		SOLE	N/A	 6,768
Icici Bank Limited Adr Each R		CS	45104G104	277.92	7,370	    SH		SOLE	N/A	 7,370
Informedix Holdings Inc			CS	45677U100	  0.01	10,000	    SH		SOLE	N/A	 10,000
Infosys Technologieslimited Ad		CS	456788108	884.15	15,997	    SH		SOLE	N/A	 15,997
Intl Business Mach			CS	459200101       381.70	2,916	    SH		SOLE	N/A	 2,916
Intuitive Surgical Inc Com Ne		CS	46120E602     1,175.49	3,874	    SH		SOLE	N/A	 3,874
Ishares Barclays Treas Infl		CS	464287176     2,698.91	25,976	    SH		SOLE	N/A	 25,976
Ishares Barclays 1-3year Treas		CS	464287457     2,708.15	32,644	    SH		SOLE	N/A	 32,644
Ishares Iboxx $ Investop I		CS	464287242     2,707.16	25,993	    SH		SOLE	N/A	 25,993
Ishares Tr Russell 2000 Index		CS	464287655     1,666.46	26,689	    SH		SOLE	N/A	 26,689
Jacobs Engr Group Inc			CS	469814107	298.74	7,943	    SH		SOLE	N/A	 7,943
Johnson & Johnson			CS	478160104	325.19	5,049	    SH		SOLE	N/A	 5,049
Joy Global Inc				CS	481165108	759.16	14,721	    SH		SOLE	N/A	 14,721
Kingfisher Plc Sponsored		CS	495724403	 95.85	12,960	    SH		SOLE	N/A	 12,960
Marks & Spencer Group Plc		CS	570912105	144.40	11,122	    SH		SOLE	N/A	 11,122
Marriott Intl Inc Cl A			CS	571903202	538.30	19,754	    SH		SOLE	N/A	 19,754
Mckesson Corp				CS	58155Q103	286.56	4,585	    SH		SOLE	N/A	 4,585
Medco Health Solutions			CS	58405U102	226.82	3,549	    SH		SOLE	N/A	 3,549
Microsoft Corp				CS	594918104	561.61	18,426	    SH		SOLE	N/A	 18,426
Mitsubishi Ufj Finl Group Inc		CS	606822104	 71.26	14,484	    SH		SOLE	N/A	 14,484
Mizuho Finl Group Inc Sponso		CS	60687Y109	 52.63	14,785	    SH		SOLE	N/A	 14,785
Mueller Wtr Prods Inc Com Se		CS	624758108	 57.63	11,083	    SH		SOLE	N/A	 11,083
National Oilwell Varco Inc		CS	637071101	321.06	7,282	    SH		SOLE	N/A	 7,282
Nec Corp Adr				CS	629050204	 56.95	22,185	    SH		SOLE	N/A	 22,185
Netease Com Inc				CS	64110W102	272.22	7,236	    SH		SOLE	N/A	 7,236
Netflix Com Inc Com			CS	64110L106	345.63	6,274	    SH		SOLE	N/A	 6,274
Network Appliance Corp			CS	64120L104	392.70	11,429	    SH		SOLE	N/A	 11,429
Nii Hldgs Inc New			CS	62913F201	576.00	17,153	    SH		SOLE	N/A	 17,153
Noble Corporation Shs			CS	G65422100	397.88	9,776	    SH		SOLE	N/A	 9,776
Pepsico Inc				CS	713448108	239.31	3,936	    SH		SOLE	N/A	 3,936
Pfizer Inc				CS	717081103	383.22	21,068	    SH		SOLE	N/A	 21,068
Piedmont Office Rltytr Inc Com		CS	720190107	111.25	15,034	    SH		SOLE	N/A	 15,034
Powershares QQQ Nasdaq 100		CS	73935A104     1,665.99	36,415	    SH		SOLE	N/A	 36,415
Precision Castparts Corp		CS	740189105	952.65	8,633	    SH		SOLE	N/A	 8,633
Priceline Com Inc Com New		CS	741503403	917.98	4,203	    SH		SOLE	N/A	 4,203
Procter & Gamble Co			CS	742718109	532.48	8,782	    SH		SOLE	N/A	 8,782
Proshares Short Msci			CS	74347R396     1,143.25	29,488	    SH		SOLE	N/A	 29,488
Proshares Short Russ			CS	74347R826     1,899.33	42,855	    SH		SOLE	N/A	 42,855
Proshares Short QQQ Prosha		CS	74347R602     1,916.98	43,897	    SH		SOLE	N/A	 43,897
Proshares Tr Short S&P 500 Pr		CS	74347R503     2,043.11	38,872	    SH		SOLE	N/A	 38,872
Red Hat Inc				CS	756577102	312.06	10,099	    SH		SOLE	N/A	 10,099
S & P 500 Depositoryreceipt		CS	78462F103     1,643.66	14,749	    SH		SOLE	N/A	 14,749
Sanofi-Aventis Sponsored		CS	80105N105	254.43	6,479	    SH		SOLE	N/A	 6,479
Santos Limited Npv Isin #us80		CS	803021708	200.93	3,964	    SH		SOLE	N/A	 3,964
Sherwin Williams Co			CS	824348106	215.53	3,496	    SH		SOLE	N/A	 3,496
Simon Ppty Grp Inc			CS	828806109	560.28	7,021	    SH		SOLE	N/A	 7,021
Southern Copper Corp Del Com		CS	84265V105	516.36	15,690	    SH		SOLE	N/A	 15,690
Star Scientific Inc			CS	85517P101	 37.28	53,250	    SH		SOLE	N/A	 53,250
Starbucks Corp				CS	855244109	273.63	11,866	    SH		SOLE	N/A	 11,866
Sumitomo Mitsui Finl Group Inc		CS	86562M100	 47.83	16,835	    SH		SOLE	N/A	 16,835
Suntrust Banks Inc			CS	867914103	324.64	16,000	    SH		SOLE	N/A	 16,000
Talisman Energy Inc Com			CS	87425E103	259.54	13,924	    SH		SOLE	N/A	 13,924
Tjx Companies Inc			CS	872540109	305.08	8,347	    SH		SOLE	N/A	 8,347
Urban Outfitters Inc			CS	917047102	228.83	6,540	    SH		SOLE	N/A	 6,540
Vanguard Bd Index Fdinc Total		CS	921937835     2,700.98	34,368	    SH		SOLE	N/A	 34,368
Vascular Tech Inc Nevada		CS	922995956	250.00	50,000	    SH		SOLE	N/A	 50,000
Verizon Communicat			CS	92343V104	220.12	6,644	    SH		SOLE	N/A	 6,644
Vmware Inc Cl A Com			CS	928563402	221.99	5,238	    SH		SOLE	N/A	 5,238
Walgreen Company			CS	931422109	328.24	8,939	    SH		SOLE	N/A	 8,939
Western Digital Corpdel			CS	958102105     1,270.11	28,768	    SH		SOLE	N/A	 28,768
Wipro Ltd Spon Adr Repstg 1 S		CS	97651M109     1,194.32	53,629	    SH		SOLE	N/A	 53,629
Aromas-San Juan Calif Uni		GO	04266PAX3	342.64	1,000,000   SH		SOLE	N/A	 1,000,000
Chicago Ill Brd Ed Cap Apprec		GO	167501UL7	457.37	1,000,000   SH		SOLE	N/A	 1,000,000
Chicago Ill Brd Ed G.O. Sch B		GO	167501XE0	350.33	1,000,000   SH		SOLE	N/A	 1,000,000
Forsyth Cnty Ga Sch Dist G.O.		GO	346604EA5	261.07	255,000	    SH		SOLE	N/A	 255,000
Hacienda La Puente Calif Uni		GO	40450RBV2	465.54	1,000,000   SH		SOLE	N/A	 1,000,000
Lake Tahoe Calif Unisch Dist G		GO	511012HN9	282.99	1,000,000   SH		SOLE	N/A	 1,000,000
Will Cnty Ill Sch Dist No 11		GO	968838GW6	506.17	1,025,000   SH		SOLE	N/A	 1,025,000
Albany Ga Wtr Gas & Lt Commn W		MB	012293AT3	303.18	300,000	    SH		SOLE	N/A	 300,000
Carroll City-Cnty Hosp Auth		MB	144709DM1	502.13	500,000	    SH		SOLE	N/A	 500,000
Cherokee Cnty Ga Wtr& Sew Auth		MB	164243LA3	229.40	200,000	    SH		SOLE	N/A	 200,000
Dade Cnty Fla Profession		MB	233542BZ1	322.22	600,000	    SH		SOLE	N/A	 600,000
Forsyth Cnty Ga Wtr & Sew Auth		MB	346609BQ2	255.91	250,000	    SH		SOLE	N/A	 250,000
Fulton Cnty Ga Wtr &Sew REV Re		MB	360066JU9	250.57	250,000	    SH		SOLE	N/A	 250,000
Georgia Mun Assn Incinstallmen		MB	373292AR2	503.48	500,000	    SH		SOLE	N/A	 500,000
Georgia Mun Elec Auth Pwr R		MB	373540WK5	393.08	455,000	    SH		SOLE	N/A	 455,000
Harrisburg Pa Redev Auth REV R		MB	414763BQ4	489.98	1,000,000   SH		SOLE	N/A	 1,000,000
Metropolitan Pier & Exposition		MB	592247J68	307.58	1,035,000   SH		SOLE	N/A	 1,035,000
Miami-Dade Cnty Fla Spl Oblig		MB	59333NBE2	324.91	1,000,000   SH		SOLE	N/A	 1,000,000
Savannah Ga Hosp Auth REV R		MB	804833DK4	254.51	260,000	    SH		SOLE	N/A	 260,000
Texas St Tpk Auth Cent Tex T		MB	882762AQ0	352.37	1,000,000   SH		SOLE	N/A	 1,000,000
West Virginia Univ REVs Univ		MB	956704TP5	305.03	1,000,000   SH		SOLE	N/A	 1,000,000
Alabama Pwr Co Ser 2007b		PS	010392496	261.58	10,250	    SH		SOLE	N/A	 10,250
At&T Inc SR Nt 6.3750% 0		PS	00211G208	320.28	12,000	    SH		SOLE	N/A	 12,000
Corts Tr Boeing Co Nts Corpor		PS	22082Q206	340.83	13,350	    SH		SOLE	N/A	 13,350
Corts Tr Bristol Meyers Squ		PS	22082B209	261.30	10,000	    SH		SOLE	N/A	 10,000
Corts Tr Goldman Sachs Cap		PS	22083B208	271.08	12,550	    SH		SOLE	N/A	 12,550
Corts Tr II Goldman Sachs Cap		PS	22082P208	267.32	12,285	    SH		SOLE	N/A	 12,285
Corts Tr II Verizon Global Fdg		PS	22082L207	323.90	13,050	    SH		SOLE	N/A	 13,050
Corts Tr VI Ibm Deb Call Tr Ct		PS	22080F202	761.84	29,100	    SH		SOLE	N/A	 29,100
Deutsche Bk Cap Fdg Tr VII		PS	25153U204	641.27	28,400	    SH		SOLE	N/A	 28,400
General Amern Invs Co Inc Cum		PS	368802401	245.30	10,000	    SH		SOLE	N/A	 10,000
General Elec Cap Corp Nt		PS	369622469	241.60	10,000	    SH		SOLE	N/A	 10,000
General Elec Cap Corp Pfd		PS	369622451	351.82	14,550	    SH		SOLE	N/A	 14,550
Hsbc Fin Corp Nt 6.00% 1		PS	40429C300	247.07	11,200	    SH		SOLE	N/A	 11,200
Hsbc Usa Inc New Pfd Stk Se		PS	40428H805	213.00	10,000	    SH		SOLE	N/A	 10,000
Ishares Tr S&P U S Pfd Stk In		PS	464288687	693.44	18,895	    SH		SOLE	N/A	 18,895
Jp Morgan Chase Cap XIV Cap Se		PS	48122F207	266.96	11,100	    SH		SOLE	N/A	 11,100
Pnc Cap Tr D Cap Secs			PS	69350H202	252.56	11,200	    SH		SOLE	N/A	 11,200
Usb Cap XI Gtd Tr Pfd Secs		PS	903300200	265.98	11,000	    SH		SOLE	N/A	 11,000
Usb Cap XII Gtd Tr Pfd			PS	903305209	251.68	11,000	    SH		SOLE	N/A	 11,000
Usb Capital VI Gtd Tr Pfd		PS	903304202	214.00	10,000	    SH		SOLE	N/A	 10,000
Usb Capital VIII Pfd 6.35%		PS	903307205	305.58	13,200	    SH		SOLE	N/A	 13,200
Wachovia Cap Tr IV Gtd Tr Pfd		PS	92978U207	242.99	11,000	    SH		SOLE	N/A	 11,000